Note 19. Income Taxes (Detail) - Components of the Income Tax Expense: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Canadian income tax expense (recovery)
Current	$ (5,211)	$ 12,851	$ (9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred			15,492
Income tax expense	$ 32,393	$ 17,122	$ 187